Related-Party Balances and Transactions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022	Jul. 22, 2022	Apr. 05, 2017	Mar. 18, 2015
IfrsStatementLineItems [Line Items]
Disputed amounts receivable	R$ 1,583,449	R$ 1,482,140
Actuarial liability amount	R$ 2,098,622	R$ 2,002,075
Agreement transaction amount							R$ 1,012,310
Monthly installment payable						R$ 609,109	696,283
Inflation adjustment amount				R$ 325,561	R$ 316,027		R$ 316,027
Number of shares issued	683,509,869	683,509,869
Receivables in current assets	R$ 106,022	R$ 97,075
Receivables in non-current assets	933,911	949,589
Other liabilities, current	8,876	8,456
Other liabilities, non-current	99,279	95,033
Expenses related to personnel assigned by SABESP to other state government entities	8,165	800	R$ 734
Non-operating assets	3,613	3,613
[custom:NetActuarialLiability-0]	44,249	148,116
Compensation to officers	8,550	6,175	R$ 6,369
Bonus program	1,885	1,305
Other assets, current	694
Total loan agreement related party	2,814
Balance of principal and interest of Sabesp Olimpia	78,611
[custom:TotalInvestmentAmount]	10,800
[custom:InvestmentFinanced1]	8,700
[custom:InvestmentFinanced2]	R$ 2,100
[custom:FinancingInterestRate]	3.00%
Financing amount	R$ 1,300	5,100
Aguas De Andradina [Member]
IfrsStatementLineItems [Line Items]
Other assets, current		242
Other assets, non current		R$ 2,814
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	2,221,000
Value of shares issued	R$ 87,174